Income / Loss per Common Share	9 Months Ended
Sep. 30, 2022
Income Loss Per Common Share
Income / Loss per Common Share

9. Income / Loss per Common Share:

	Nine months ended September 30,
	2021	2022
Net income/(loss) available to common stockholders	$(7,304)	$6,019
Weighted average number of common shares, basic	8,752,328	10,613,424
Income/(loss) per common share, basic	$(0.83)	$0.57

Net income / (loss)		$6,686
Weighted average number of common shares, diluted		12,641,229
Net Income/(loss) per common share, diluted	$(0.83)	$0.53

As of September 30, 2021, securities that could potentially dilute basic income/loss per share in the future that were not included in the computation of diluted loss per share, because to do so would have anti-dilutive effect, were any incremental shares of the unexercised warrants, calculated with the treasury stock method, as well as shares assumed to be converted with respect to the Series A Preferred Shares calculated with the if-converted method.

PYXIS TANKERS INC.

Notes to the Unaudited Interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

9.	Income / Loss per common share: - Continued:

As of September 30, 2021, we had 183,475 Series A Preferred Shares and 2,035,111 warrants (including the non-tradeable underwriter’s Series A Preferred Shares and warrants) potential converted to 819,085 and 2,035,111 common shares respectively. As of September 30, 2022, we had 454,356 Series A Preferred Shares and 2,035,111 warrants (including the non-tradeable underwriter’s Series A Preferred Shares and warrants) potential converted to 2,027,805 and 2,035,111 common shares, respectively, The computation of diluted earnings per share for the nine months ended September 30, 2022,included the potential conversion of the Series A Preferred Shares resulting in an aggregate 12,641,229 weighted average common shares and the elimination of the associated dividend for such period.

Following the annual meeting of shareholders (“AMS”), the Board approved the filing of an amendment to affect a Reverse Stock Split in the ratio of one for four outstanding common shares, to take effect on May 13, 2022. Beginning on such date, the Company’s common shares traded on a split-adjusted basis on the Nasdaq Capital Markets with a new assigned CUSIP number of Y71726130. After the reverse stock split, every four of the Company’s issued and outstanding common shares combined into one issued and outstanding common share, without any change to the par value of $0.001 per share or any shareholder’s ownership percentage of the common shares. This has reduced the number of outstanding common shares from 42,455,857 shares to 10,613,424.